MANAGEMENT OF CAPITAL (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Management Of Capital [Abstract]
Maximum debt proceeds to spend on property acquisitions or exploration	$ 60,000	$ 30,000